ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 4 - ACCOUNTS RECEIVABLE

Accounts receivable at December 31, 2014 and December 31, 2015 consisted of the following:

	December 31, 2014	December 31, 2015
Accounts receivable	$65,929	$32,134
Less: Allowance for doubtful accounts	(10,000)	0
	$55,929	$32,134